TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Unrecognized tax benefit			$ 1,906	$ 0
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange			236	243	$ 657
Accrued interest liability on uncertain tax positions			390	$ 97
Settlement amount payment			9,279
Outstanding provision for the amounts paid to the ITA, reversed upon payment			4,258
Additional deductible expenses			$ 5,190
Tax rate		23.00%	23.00%	23.00%	23.00%
Operating loss carryforward amount			$ 11,170
Recognition deferred tax rate		34.00%	34.00%
Recognition deferred benefit			$ 1,698
Dividend withholding tax percentage		15.00%	15.00%
Tax payable			$ 8,247
Minimum [Member]
Income Taxes [Line Items]
Open tax year		2015	2015
Tax rate	21.00%
Maximum [Member]
Income Taxes [Line Items]
Open tax year		2021	2021
Tax rate	35.00%
ILS [Member]
Income Taxes [Line Items]
Settlement amount payment | ₪		₪ 28,858
United States Subsidiary [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carryforward amount			$ 3,507
Operating loss carry forward expiration term		20 years	20 years
United States Subsidiary [Member] | Foreign [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date				Dec. 31, 2023
United States Subsidiary [Member] | Foreign [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date				Dec. 31, 2038
Preferred Technological Enterprise [Member]
Income Taxes [Line Items]
Tax rate				23.00%
Preferred Enterprise Regime [Member] | Minimum [Member]
Income Taxes [Line Items]
Withholding tax		15.00%	15.00%
Preferred Enterprise Regime [Member] | Maximum [Member]
Income Taxes [Line Items]
Withholding tax		20.00%	20.00%
Development Zone A [Member]
Income Taxes [Line Items]
Tax rate		9.00%	9.00%			7.50%	9.00%
Development Zone A [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Tax rate		7.50%	7.50%
Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate						16.00%	16.00%
Elsewhere In Israel [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Tax rate		12.00%	12.00%